UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07831
                                   ---------

                                FMI Funds, Inc.
                               ------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)

                                  414-226-4555
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2004
                          -----------------


Item 1. Schedule of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

  SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
----------------                                                     -----

LONG-TERM INVESTMENTS -- 88.4% (A)<F2>

COMMON STOCKS -- 83.6% (A)<F2>

CONSUMER DISCRETIONARY SECTOR -- 9.1%
-------------------------------------
             LEISURE -- 1.7%
   548,900   Darden Restaurants, Inc.                          $  15,226,486
    72,100   Great Wolf Resorts, Inc.*<F1>                         1,610,714
   296,300   Northwest Airlines Corp.*<F1>                         3,238,559
                                                              --------------
                                                                  20,075,759
             MEDIA -- 3.4%
   691,600   Emmis Communications Corp.*<F1>                      13,271,804
   309,200   Hearst-Argyle Television, Inc.                        8,156,696
   778,900   PRIMEDIA Inc.*<F1>                                    2,959,820
   185,100   Radio One, Inc. CL D*<F1>                             2,983,812
    51,700   Sinclair Broadcast Group, Inc.                          476,157
   485,000   Spanish Broadcasting System, Inc.*<F1>                5,121,600
   574,000   Young Broadcasting Inc.*<F1>                          6,061,440
                                                              --------------
                                                                  39,031,329
             SPECIALTY RETAIL -- 4.0%
    47,800   AnnTaylor Stores Corp.*<F1>                           1,029,134
   194,000   Gymboree Corp.*<F1>                                   2,487,080
   472,475   Jos. A. Bank Clothiers, Inc.*<F1>                    13,371,042
   475,000   Polo Ralph Lauren Corp.                              20,235,000
   245,000   The Sports Authority, Inc.*<F1>                       6,308,750
    87,400   SUPERVALU INC.                                        3,017,048
                                                              --------------
                                                                  46,448,054

ENERGY SECTOR -- 5.8%
---------------------
             OIL & GAS -- 1.7%
    51,600   Kerr-McGee Corp.                                      2,981,964
   278,700   Noble Energy, Inc.                                   17,184,642
                                                              --------------
                                                                  20,166,606

             OIL & GAS EQUIPMENT & SERVICES -- 4.1%
    35,000   Cooper Cameron Corp.*<F1>                             1,883,350
   115,400   Grant Prideco, Inc.*<F1>                              2,313,770
   888,000   Hanover Compressor Co.*<F1>                          12,547,440
   151,000   National-Oilwell, Inc.*<F1>                           5,328,790
   350,000   Ormat Technologies Inc.*<F1>                          5,698,000
   751,950   Pride International, Inc.*<F1>                       15,445,053
   160,600   Willbros Group, Inc.*<F1>                             3,701,830
                                                              --------------
                                                                  46,918,233

FINANCIAL SERVICES SECTOR -- 7.6%
---------------------------------
             BANKS -- 1.3%
   263,825   Associated Banc-Corp                                  8,761,628
   291,900   Midwest Banc Holdings, Inc.                           6,383,853
                                                              --------------
                                                                  15,145,481
             INSURANCE -- 6.3%
   121,400   MGIC Investment Corp.                                 8,365,674
   205,000   PartnerRe Ltd.                                       12,697,700
   340,500   Radian Group Inc.                                    18,128,220
   610,900   Reinsurance Group of America, Inc.                   29,598,105
   149,800   Scottish Re Group Ltd.                                3,879,820
                                                              --------------
                                                                  72,669,519

HEALTHCARE SECTOR -- 9.9%
-------------------------
             BIOTECHNOLOGY -- 1.5%
   203,900   Genitope Corp.*<F1>                                   3,474,456
   374,300   ICON PLC SP-ADR*<F1>                                 14,466,695
                                                              --------------
                                                                  17,941,151
             EQUIPMENT & SUPPLIES -- 8.4%
   267,000   Bausch & Lomb Inc.                                   17,210,820
    94,400   Henry Schein, Inc.*<F1>                               6,574,016
   258,700   Mettler-Toledo International Inc.*<F1>               13,273,897
   178,600   Millipore Corp.*<F1>                                  8,896,066
   989,700   PSS World Medical, Inc.*<F1>                         12,386,096
   645,000   PerkinElmer, Inc.                                    14,506,050
   502,800   Varian Inc.*<F1>                                     20,619,828
   150,000   Wilson Greatbatch Technologies, Inc.*<F1>             3,363,000
                                                              --------------
                                                                  96,829,773

INDUSTRIALS SECTOR -- 19.3%
---------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 7.8%
 1,423,700   Casella Waste Systems, Inc.*<F1>                     20,842,968
   317,500   Laidlaw International Inc.*<F1>                       6,794,500
   534,100   Manpower Inc.                                        25,797,030
   630,300   ProQuest Co.*<F1>                                    18,719,910
   518,800   Republic Services, Inc.                              17,400,552
                                                              --------------
                                                                  89,554,960


             INDUSTRIAL ELECTRONIC EQUIPMENT
               & MACHINERY -- 11.5%
   797,200   Airgas, Inc.                                         21,133,772
   100,000   Baldor Electric Co.                                   2,753,000
   216,000   Beacon Roofing Supply, Inc.*<F1>                      4,289,760
   383,900   CIRCOR International, Inc.                            8,891,124
   210,000   Grainger (W.W.), Inc.                                13,990,200
    58,000   Interline Brands, Inc.*<F1>                           1,020,220
   284,200   Kennametal Inc.                                      14,144,634
   277,700   Regal-Beloit Corp.                                    7,942,220
   239,500   Robbins & Myers, Inc.                                 5,707,285
   273,500   Snap-on Inc.                                          9,397,460
 1,344,900   UNOVA, Inc.*<F1>                                     34,012,521
   459,900   Wabtec Corp. d/b/a Westinghouse Air Brake
               Technologies Corp.                                  9,805,068
                                                              --------------
                                                                 133,087,264

INFORMATION TECHNOLOGY SECTOR -- 24.5%
--------------------------------------
             COMMUNICATIONS EQUIPMENT -- 3.3%
   601,800   Emulex Corp.*<F1>                                    10,134,312
    25,000   QLogic Corp.*<F1>                                       918,250
   760,000   Symbol Technologies, Inc.                            13,148,000
   363,900   Tekelec*<F1>                                          7,438,116
   164,900   Tollgrade Communications, Inc.*<F1>                   2,018,376
   252,959   Ulticom, Inc.*<F1>                                    4,054,933
                                                              --------------
                                                                  37,711,987

             CONSULTING & SERVICES -- 10.9%
   557,500   The BISYS Group, Inc.*<F1>                            9,170,875
 1,654,800   CIBER, Inc.*<F1>                                     15,952,272
   530,000   Fiserv, Inc.*<F1>                                    21,300,700
 1,379,100   Ingram Micro Inc.*<F1>                               28,685,280
   921,400   Keane, Inc.                                          13,544,580
   275,000   Kforce Inc.*<F1>                                      3,052,500
   876,200   Sanmina-SCI Corp.*<F1>                                7,421,414
   540,000   SunGard Data Systems Inc.*<F1>                       15,298,200
   528,400   TNS Inc.*<F1>                                        11,545,540
                                                              --------------
                                                                 125,971,361

             SEMICONDUCTOR EQUIPMENT
               & PRODUCTS -- 6.8%
   314,500   Actel Corp.*<F1>                                      5,516,330
   510,000   Altera Corp.*<F1>                                    10,557,000
   261,700   Anaren, Inc.*<F1>                                     3,391,632
   820,000   Asyst Technologies, Inc.*<F1>                         4,173,800
 1,120,200   Conexant Systems, Inc.*<F1>                           2,229,198
   672,000   Entegris Inc.*<F1>                                    6,686,400
   689,700   Exar Corp.*<F1>                                       9,786,843
   882,300   KEMET Corp.*<F1>                                      7,896,585
   482,700   Methode Electronics, Inc.                             6,202,695
   470,200   MKS Instruments, Inc.*<F1>                            8,722,210
   565,700   Nortem N.V.*<F1>                                      2,619,191
   706,524   Vishay Intertechnology, Inc.*<F1>                    10,611,990
                                                              --------------
                                                                  78,393,874

            SOFTWARE -- 3.5%
 1,028,703   Aspen Technology, Inc.*<F1>                           6,388,246
   161,800   CSG Systems International, Inc.*<F1>                  3,025,660
 1,438,600   E.piphany, Inc.*<F1>                                  6,948,438
   119,900   Fair Isaac Corp.                                      4,397,932
   760,400   JDA Software Group, Inc.*<F1>                        10,356,648
 1,653,000   Parametric Technology Corp.*<F1>                      9,736,170
                                                              --------------
                                                                  40,853,094

MATERIALS SECTOR -- 6.8%
------------------------
             CHEMICALS -- 2.0%
    14,700   H.B. Fuller Co.                                         419,097
   514,950   Intertape Polymer Group Inc.*<F1>                     4,691,195
   185,500   Lyondell Chemical Co.                                 5,364,660
   333,600   PolyOne Corp.*<F1>                                    3,022,416
    41,100   Rogers Corp.*<F1>                                     1,771,410
   232,900   Westlake Chemical Corp.                               7,778,860
                                                              --------------
                                                                  23,047,638
             CONTAINERS & PACKAGING -- 1.6%
    52,100   Bemis Company, Inc.                                   1,515,589
   717,700   Packaging Corp of America                            16,901,835
                                                              --------------
                                                                  18,417,424
             PAPER & FOREST PRODUCTS -- 3.2%
   867,900   Kadant Inc.*<F1>                                     17,791,950
   939,600   Smurfit-Stone Container Corp.*<F1>                   17,551,728
    63,900   Wausau-Mosinee Paper Corp.                            1,141,254
                                                              --------------
                                                                  36,484,932

TELECOMMUNICATIONS SECTOR -- 0.6%
---------------------------------
             WIRELESS SERVICES -- 0.6%
   527,600   Alamosa Holdings, Inc.*<F1>                           6,579,172
                                                              --------------
               Total common stocks (Cost $760,947,011)           965,327,611

MUTUAL FUNDS -- 4.8% (A)<F2>
   337,000   iShares S&P SmallCap 600 Index Fund                  54,833,270
                                                              --------------
               Total mutual funds (Cost $34,207,327)              54,833,270
                                                              --------------
               Total long-term investments
                 (Cost $795,154,338)                           1,020,160,881


SHORT-TERM INVESTMENTS -- 11.5% (A)<F2>
             COMMERCIAL PAPER -- 11.0%
$16,500,000  Empire Corporate Federal Credit
               Union, 2.30%, due 1/03/05                          16,497,892
  9,300,000  Wisconsin Public Service,
               2.27%, due 1/04/05                                  9,298,241
 20,000,000  Deutsche Bank -- NY,
               2.27%, due 1/05/05                                 19,994,955
  9,500,000  7 Eleven Inc.,
               2.22%, due 1/07/05                                  9,496,485
 16,200,000  USAA Capital BE, 2.20%-2.22%,
               due 1/04/05-1/07/05                                16,195,630
 20,500,000  Goldman Sachs Group LP,
               2.25%, due 1/10/05                                 20,488,469
 16,000,000  NetJets Inc.,
               2.20%, due 1/11/05                                 15,990,222
 19,000,000  American Express Credit Corp.,
               2.13%, due 1/12/05                                 18,987,634
                                                              --------------
                 Total commercial paper
                   (Cost $126,949,528)                           126,949,528

             VARIABLE RATE DEMAND NOTE -- 0.5%
  5,919,236  U.S. Bank, N.A., 2.17%                                5,919,236
                                                              --------------
               Total variable rate demand note
                 (Cost $5,919,236)                                 5,919,236
                                                              --------------
                 Total short-term investments
                   (Cost $132,868,764)                           132,868,764
                                                              --------------
                 Total investments -- 99.9%
                   (Cost $928,023,102)                         1,153,029,645
             Cash and receivables, less
               liabilities -- 0.1% (A)<F2>                         1,377,349
                                                              --------------
                 TOTAL NET ASSETS -- 100.0%                   $1,154,406,994
                                                              --------------
                                                              --------------

  *<F1>   Non-income producing security.

(A)<F2>   Percentages for the various classifications relate to net assets.

    ADR   American Depository Receipts

   N.V.   Netherland Antilles Limited Liability Corporation


FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

   SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
----------------                                                     -----


COMMON STOCKS -- 87.0% (A)<F2>

COMMERCIAL SERVICES SECTOR -- 9.2%
----------------------------------
             DISTRIBUTION -- 4.6%
    14,200   Grainger (W.W.), Inc.                             $     946,004

             FACILITIES MANAGEMENT -- 4.6%
    35,500   ARAMARK Corp. CL B                                      941,105

CONSUMER DISCRETIONARY SECTOR -- 18.0%
--------------------------------------
             CONSUMER PRODUCTS -- 5.3%
    19,500   V. F. Corp.                                           1,079,910

             MEDIA -- 3.0%
    32,000   Time Warner Inc.*<F1>                                   622,080

             RESTAURANTS -- 4.9%
    21,500   Yum! Brands, Inc.                                     1,014,370

             RETAIL TRADE -- 4.8%
    39,000   TJX Companies, Inc.                                     980,070

CONSUMER STAPLES SECTOR -- 13.8%
--------------------------------
             FOODS -- 10.4%
    18,600   Cadbury Schweppes PLC - SP-ADR                          701,220
     9,600   Diageo PLC - SP-ADR                                     555,648
    50,000   Kroger Co.*<F1>                                         877,000
                                                               -------------
                                                                   2,133,868
             PERSONAL CARE -- 3.4%
    10,800   Kimberly-Clark Corp.                                    710,748

ENERGY SECTOR -- 4.0%
---------------------
             OIL & GAS PRODUCERS -- 4.0%
     9,500   ConocoPhillips                                          824,885

FINANCIAL SERVICES SECTOR -- 7.8%
---------------------------------
             BANKS -- 3.7%
    12,600   Comerica Inc.                                           768,852

             PROPERTY & CASUALTY INSURANCE -- 4.1%
    12,000   Loews Corp.                                             843,600

HEALTHCARE SECTOR -- 7.6%
-------------------------
             HEALTHCARE PRODUCTS -- 7.6%
    10,300   Becton, Dickinson & Co.                                 585,040
    17,000   Cardinal Health, Inc.                                   988,550
                                                               -------------
                                                                   1,573,590
MATERIALS & PROCESSING SECTOR - 6.9%
------------------------------------
             CHEMICALS -- 3.9%
    18,000   Praxair, Inc.                                           794,700

             MATERIALS & MINERALS MINING -- 3.0%
    25,900   BHP Billiton Ltd. SP-ADR                                622,118

MULTI-INDUSTRY COMPANIES SECTOR -- 3.9%
---------------------------------------
             INDUSTRIAL CONGLOMERATE -- 3.9%
       270   Berkshire Hathaway Inc. Cl B*<F1>                       792,720

PRODUCER DURABLES SECTOR -- 9.9%
--------------------------------
             BUSINESS EQUIPMENT -- 3.9%
    14,700   CANON INC. SP-ADR                                       797,622

             POLLUTION CONTROL &
               ENVIRONMENTAL SERVICES -- 6.0%
    41,500   Waste Management, Inc.                                1,242,510

TECHNOLOGY SECTOR -- 5.9%
-------------------------
             COMPUTER SERVICES SOFTWARE & SYSTEMS -- 5.9%
    43,000   SunGard Data Systems Inc.*<F1>                        1,218,190
                                                               -------------
               Total common stocks (Cost $15,296,863)             17,906,942

SHORT-TERM INVESTMENTS -- 12.9% (A)<F2>
             VARIABLE RATE DEMAND NOTES -- 12.9%
  $756,274   American Family Financial Services, 2.00%               756,274
   950,000   U.S. Bank, N.A., 2.17%                                  950,000
   950,000   Wisconsin Corporate Central Credit Union, 2.09%         950,000
                                                               -------------
               Total short-term investments
                 (Cost $2,656,274)                                 2,656,274
                                                               -------------
               Total investments -- 99.9%
                 (Cost $17,953,137)                               20,563,216
             Cash and receivables, less
               liabilities -- 0.1% (A)<F2>                            22,030
                                                               -------------
                 TOTAL NET ASSETS -- 100.0%                    $  20,585,246
                                                               -------------
                                                               -------------

  *<F1>   Non-income producing security.


(A)<F2>   Percentages for the various classifications relate to net assets.

    ADR   American Depository Receipts

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Funds, Inc.
                  ---------------

     By (Signature and Title)  /s/Ted D. Kellner
                               --------------------------
                               Ted D. Kellner, President

     Date  February 3, 2005
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Ted D. Kellner
                               -------------------------
                               Ted D. Kellner, President

     Date  February 3, 2005
           ----------------


     By (Signature and Title)  /s/Ted D. Kellner
                               -------------------------
                               Ted D. Kellner, Treasurer

     Date  February 3, 2005
           ----------------